GEOGRAPHIC INFORMATION - Revenue from external customers by geographic areas (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	¥ 44,562	$ 6,276	¥ 20,055	¥ 20,029
The Greater China
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	38,668		16,326	18,423
Others
Geographic Areas, Revenues from External Customers [Abstract]
Total Revenue	¥ 5,894		¥ 3,729	¥ 1,606